Stockholders' Deficit (Details 2) - 2012 Plan [Member] - $ / shares	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of options
Options outstanding as of December 31, 2017	4,896	4,896
Granted
Options outstanding and exercisable as of September 30, 2018	4,896
Weighted average exercise price
Options outstanding as of December 31, 2017	$ 190.8	$ 190.8
Granted
Options outstanding and exercisable as of September 30, 2018	$ 190.8
Weighted average remaining contractual life
Options outstanding as of December 31, 2017	4 years 10 months 10 days
Options outstanding and exercisable as of September 30, 2018	4 years 1 month 9 days